Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

7. Leases

Sales-type leases

Sales-type lease income recognized consists of the following:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Financing income	45,993,173	5,502,703	337,355	48,912

7. Lease - continued

Operating lease arrangements

The Company leases certain office premises, educational service activity centers and regional processing centers under non-cancelable leases, and an operating lease arrangement with the local government of Xiamen for land. Lease costs under operating leases for the years ended December 31, 2020, 2021 and 2022 were RMB 33,525,924, RMB 80,884,049 and RMB 56,019,089 (US$ 8,122,004), respectively.

Future minimum lease payments under non-cancelable operating lease agreements consist of the following as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB	US$
1 year (Including 1 year)	40,321,257	7,217,720	1,046,471
1 year to 2 years (Including 2 years)	28,953,101	418,138	60,624
2 years to 3 years (Including 3 years)	27,307,080	33,840	4,906
3 years to 4 years (Including 4 years)	26,593,652	1,151	167
4 years to 5 years (Including 5 years)	22,452,011	—	—
Over 5 years	108,101,711	—	—
Total lease payments	253,728,812	7,670,849	1,112,168
Less: imputed interest	47,458,135	933,684	135,371
Present value of lease liabilities	206,270,677	6,737,165	976,797

The Company’s operating lease commitments have no renewal options, rent escalation clauses and restriction or contingent rents as of December 31, 2020, 2021 and 2022. The weighted average discount rate as of December 31,2021 and 2022 is 4.01%, and 3.08%, respectively. The weighted average remaining lease term as of December 31, 2021 and 2022 is 103 months and 11 months, respectively. Lease payments of over 5 years were reduced from RMB 108,101,711 to RMB nil as of December 31, 2022 due to the early termination of lease contracts for educational services.

Supplemental lease cash flow disclosures

	For the years ended December 31,
	2021	2022
	RMB	RMB	US$
Cash payments for operating leases	72,086,693	49,405,583	7,163,136
Operating ROU assets released in exchange for operating lease liabilities	352,298,094	543,534,687	78,805,122
Operating ROU assets obtained in exchange for new operating lease liabilities	522,578,298	375,303,436	54,413,883